UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21198 and 811-21301

Name of Fund: BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BBIF Tax-Exempt Fund and Master Tax-Exempt LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2012

Date of reporting period: 09/30/2011

Item 1 – Report to Stockholders

September 30, 2011

Semi-Annual Report (Unaudited)

BBIF Tax-Exempt Fund

Not FDIC Insured • No Bank Guarantee • May Lose Value

2	BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2011

Dear Shareholder

Investors have faced one of the most volatile periods in trading history in recent months. Financial markets across the world weathered a storm of whipsaw movements of panic selling and short-lived rebounds of hope as the European debt crisis and concerns about slowing global economic growth dominated headlines and sentiment. Although markets remain volatile and uncertainties abound, BlackRock remains dedicated to finding opportunities and managing risk in this environment.

This shareholder report reflects your fund’s reporting period ended September 30, 2011. The following market review is intended to provide you with additional perspective on the performance of your investments during that period.

One year ago, the global economy appeared to solidly be in recovery mode and investors were optimistic in advance of the second round of quantitative easing from the US Federal Reserve (the “Fed”). Stock markets rallied despite the ongoing sovereign debt crisis in Europe and inflationary pressures looming over emerging markets. Fixed income markets, however, saw yields move sharply upward (pushing prices down) especially on the long end of the historically steep yield curve. While high yield bonds benefited from the risk rally, most fixed income sectors declined in the fourth quarter of 2010. The tax-exempt municipal market faced additional headwinds as it became evident that the Build America Bond program would not be extended and municipal finance troubles burgeoned.

Early 2011 saw spikes of volatility as political turmoil swept across the Middle East/North Africa region and prices of oil and other commodities soared. Natural disasters in Japan disrupted industrial supply chains and concerns mounted regarding US debt and deficit issues. Equities generally performed well early in the year, however, as investors chose to focus on the continuing stream of strong corporate earnings and positive economic data. Credit markets were surprisingly resilient in this environment and yields regained relative stability in 2011. The tax-exempt market saw relief from its headwinds and steadily recovered from its fourth-quarter lows. Equities, commodities and high yield bonds outpaced higher-quality assets as investors increased their risk tolerance.

However, the environment changed dramatically in the middle of the second quarter. Inflationary pressures had intensified in emerging economies, many of which were overheating, and the European debt crisis had continued to escalate. Markets were met with a sharp reversal in May when political unrest in Greece pushed the nation closer to defaulting on its debt, rekindling fears about the broader debt crisis. Concurrently, economic data signaled that the recovery had slowed in the United States and other developed nations. Confidence was further shaken by the prolonged debt ceiling debate in Washington, DC. The downgrade of the US government’s credit rating on August 5 sent financial markets into turmoil. Extreme levels of volatility persisted as investors witnessed financial problems intensify in Italy and Spain and the debt crisis spread to core European nations, France and Germany. Toward the end of the reporting period, economic data out of the United States and Europe grew increasingly bleak. Further compounding concerns about the world economy were indications that growth was slowing in emerging-market nations, including China, a key driver for global growth.

Overall, equities broadly declined while lower-risk investments including US Treasuries, municipal securities and investment grade corporate bonds posted gains for the 6- and 12-month periods ended September 30, 2011. High yield debt posted losses for the 6-month period, but remained in positive territory on a 12-month basis. Continued low short-term interest rates kept yields on money market securities near their all-time lows. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine and its quarterly companion newsletter, Shareholder Perspectives.

Sincerely,

/s/ Rob Kapito

Rob Kapito
President, BlackRock Advisors, LLC

“BlackRock remains dedicated to finding opportunities and managing risk in this environment.”

Rob Kapito
President, BlackRock Advisors, LLC

Total Returns as of September 30, 2011

	6-month	12-month
US large cap equities	(13.78)%	1.14%
(S&P 500® Index)
US small cap equities	(23.12)	(3.53)
(Russell 2000® Index)
International equities	(17.74)	(9.36)
(MSCI Europe, Australasia,
Far East Index)
Emerging market equities	(23.45)	(16.15)
(MSCI Emerging Markets
Index)
3-month Treasury	0.05	0.14
bill (BofA Merrill Lynch
3-Month Treasury
Bill Index)
US Treasury securities	16.14	9.28
(BofA Merrill Lynch 10-
Year US Treasury Index)
US investment grade	6.20	5.26
bonds (Barclays
Capital US Aggregate
Bond Index)
Tax exempt municipal	7.85	3.88
bonds (Barclays Capital
Municipal Bond Index)
US high yield bonds	(5.12)	1.75
(Barclays Capital US
Corporate High Yield 2%
Issuer Capped Index)

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the Six Months Ended September 30, 2011

Throughout the six-month period ended September 30, 2011, the Federal Open Market Committee (“FOMC”) maintained the federal funds rate in a target range of 0.00% to 0.25%. At its August 9 meeting, the FOMC revised its previous statement that it would keep the federal funds rate at low levels for an “extended period” and instead stated that economic conditions are likely to warrant “exceptionally low levels for the federal funds rate at least through mid-2013.” The decision was not unanimous as three FOMC officials voted against the action.

In September, the FOMC announced its intention to extend the average duration of the US Treasury security portfolio by purchasing $400 billion of long-term Treasury bonds, to be offset with the sale of an equal amount of short-term Treasury securities, before the end of June 2012. Known as “Operation Twist,” this policy action is designed to put downward pressure on long-term interest rates and make overall conditions more accommodative for economic growth.

In Europe, the sovereign debt crisis escalated throughout the period as fiscal problems spread from the peripheral European countries of Greece, Portugal and Ireland to the larger nations of Italy and Spain, and ultimately to the core economies of France and Germany. In order to improve liquidity conditions, the European Central Bank (“ECB”) took action in June, extending the expiration of its longer-term refinancing operations until September 2011. The US Federal Reserve Bank also lengthened the term of its US dollar liquidity swap facilities with the ECB, the Bank of Canada, the Bank of England and the Swiss National Bank to August 1, 2012, also for the purpose of maintaining liquidity. Later in the period, the ECB announced that it will provide three-month loans of US dollars to euro-zone banks on a full-allotment basis in three separate auctions to ensure funding is available through year end.

At a summit held by the European Union (“EU”) in July, it was proposed that the size of the European Financial Stability Facility (“EFSF”) be increased to €440 billion (close to $600 billion in US dollar terms). It was also proposed that the scope of the EFSF be broadened to provide additional funds to purchase government bonds in the secondary market to support fiscally challenged countries and recapitalize euro-zone banks. Political tensions among EU policymakers prolonged the ratification of the proposal through the remainder of the reporting period. The last ratification needed to implement the rescue package finally came in mid-October. While the increase in the bailout fund took effect upon approval of the agreement, the implementation of secondary market purchases is pending the establishment and approval of guidelines for the purchase program by finance ministers in the euro zone.

London Interbank Offered Rates (“LIBOR”) moved higher by as much as 0.10% during the period, due in part to ongoing concerns about European sovereign debt risk. The slope of the LIBOR curve, as measured from one month to one year, increased to 0.63% at the end of September from 0.54% at the end of March.

In the tax-exempt market, low rates and asset outflows continued to dominate the landscape. Tax-exempt money fund assets declined 9.3% during the six-month period ended September 30, 2011, to $288 billion. The benchmark Securities Industry and Financial Markets Association (“SIFMA”) Index, which represents the average rate on weekly variable rate demand notes (“VRDNs”) issued by municipalities (as calculated by SIFMA), declined during the period, with rates averaging 0.17% for the six months and ranging from 0.27% down to 0.07%, an all-time low for the index. The extraordinarily low rates seen during the period were driven by the forces of increased demand in a lower-supply environment.

Demand for VRDNs was supported by taxable money funds (which do not traditionally participate in the tax-exempt market) seeking to satisfy their higher liquidity requirements under recent regulatory amendments. Additionally, the ongoing sovereign debt crisis in Europe has forced both taxable and tax-exempt money funds to reduce their exposure to European banks. Meanwhile, “note season” (the mid-year period when state and local governments typically issue a large amount of one-year, fixed-rate securities) was relatively weak in 2011 as a result of two apparent factors: a credit environment in which it is difficult for marginal-quality credits to come to market, and a fiscal austerity movement at the local municipal government level. Year-to-date, we’ve seen approximately $43.5 billion of notes issued, which is 5.6% lower than the same time period in 2010.

Year after year, the primary goal for money funds in general during note season is to grab yield and increase portfolio duration. An additional goal in 2011 has been to diversify exposure to the banks that issue credit enhancers on the securities held in a fund’s portfolio. While the 2011 note season enabled money funds to diversify away from troubled banks, particularly those in Europe, the lower supply environment proved challenging for market participants seeking opportunities to expand their portfolios.

Tax-exempt money market participants remain focused on the credit quality of issuers as the economic slowdown threatens to derail the recovery in municipal government finance. State governments, which are facing falling revenues due to federal governmental austerity and reduced income and sales tax collections, continue to push costs down to the local level.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2011

Fund Information as of September 30, 2011

Investment Objective

BBIF Tax-Exempt Fund's (the “Fund”) investment objective is to seek current income exempt from federal income tax, preservation of capital and liquidity.

Current Seven-Day Yields

	7-Day	7-Day
	SEC Yields	Yields
Class 1	0.00%	0.00%
Class 2	0.00%	0.00%
Class 3	0.00%	0.00%
Class 4	0.00%	0.00%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) expenses related to transactions, including sales charges and exchange fees; and (b) operating expenses, including administration fees, distribution and service fees, including 12b-1 fees and other Fund expenses. The expense examples below (which are based on a hypothetical investment of $1,000 invested on April 1, 2011 and held through September 30, 2011) are intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges or exchange fees, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

	Actual			Hypothetical[2]
	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During the Period[1]	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During the Period[1]	Annualized Expense Ratio
Class 1	$1,000.00	$1,000.00	$1.35	$1,000.00	$1,023.65	$1.37	0.27%
Class 2	$1,000.00	$1,000.00	$1.35	$1,000.00	$1,023.65	$1.37	0.27%
Class 3	$1,000.00	$1,000.00	$1.35	$1,000.00	$1,023.65	$1.37	0.27%
Class 4	$1,000.00	$1,000.00	$1.35	$1,000.00	$1,023.65	$1.37	0.27%

[1]	For each class of the Fund, expenses are equal to the expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the Fund and the Master LLC in which it invests.
[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 366.
BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2011	5

Statement of Assets and Liabilities

September 30, 2011 (Unaudited)	BBIF Tax-Exempt Fund

Assets

Investments at value — Master Tax-Exempt LLC (the “Master LLC”)
(cost — $767,039,395)	$767,039,395
Capital shares sold receivable	242,533
Other receivables	5,280
Prepaid expenses	121,443
Total assets	767,408,651

Liabilities

Administration fees payable	984
Contributions payable to the Master LLC	242,533
Other accrued expenses payable	2,540
Total liabilities	246,057
Net Assets	$767,162,594

Net Assets Consist of

Paid-in capital	767,034,284
Undistributed net investment income	115,158
Accumulated net realized gain allocated from the Master LLC	13,152
Net Assets	$767,162,594

Net Asset Values

Class 1 — Based on net assets of $27,004,717 and
26,999,135 shares outstanding, unlimited number of
shares authorized, par value $0.10 per share	$1.00
Class 2 — Based on net assets of $114,154,358 and
114,125,403 shares outstanding, unlimited number of
shares authorized, par value $0.10 per share	$1.00
Class 3 — Based on net assets of $246,154,783 and
246,068,058 shares outstanding, unlimited number of
shares authorized, par value $0.10 per share	$1.00
Class 4 — Based on net assets of $379,848,736 and
379,755,221 shares outstanding, unlimited number of
shares authorized, par value $0.10 per share	$1.00

Statement of Operations

Six Months Ended September 30, 2011 (Unaudited)	BBIF Tax-Exempt Fund

Investment Income

Net investment income allocated from the Master LLC:
Interest	$980,321
Expenses	(586,789)
Fees waived	76,303
Total income	469,835

Expenses

Administration	904,275
Service and distribution — Class 1	108,430
Service and distribution — Class 2	383,640
Service and distribution — Class 3	476,063
Service and distribution — Class 4	602,575
Registration	245,112
Transfer agent — Class 1	6,530
Transfer agent — Class 2	7,686
Transfer agent — Class 3	8,208
Transfer agent — Class 4	9,590
Printing	22,125
Professional	12,808
Officer	212
Miscellaneous	6,056
Total expenses	2,793,310
Less fees waived by administrator	(724,232)
Less service and distribution fees waived — Class 1	(108,430)
Less service and distribution fees waived — Class 2	(383,640)
Less service and distribution fees waived — Class 3	(476,063)
Less service and distribution fees waived — Class 4	(602,575)
Less transfer agent fees reimbursed — Class 1	(6,438)
Less transfer agent fees reimbursed — Class 2	(7,686)
Less transfer agent fees reimbursed — Class 3	(8,208)
Less transfer agent fees reimbursed — Class 4	(9,590)
Total expenses after fees waived and reimbursed	466,448
Net investment income	3,387

Realized Gain Allocated from the Master LLC

Net realized gain from investments	13,152
Net Increase in Net Assets Resulting from Operations	$16,539

See Notes to Financial Statements.

6	BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2011

Statements of Changes in Net Assets	BBIF Tax-Exempt Fund

Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011

Operations

Net investment income	$3,387	$329,093
Net realized gain	13,152	58,722
Net increase in net assets resulting from operations	16,539	387,815

Dividends and Distributions to Shareholders From

Net investment income:
Class 1	(4)	(5)
Class 2	(556)	(54,991)
Class 3	(1,312)	(141,446)
Class 4	(1,515)	(132,651)
Net realized gain:
Class 1	—	(313)
Class 2	—	(1,162)
Class 3	—	(2,945)
Class 4	—	(2,965)
Decrease in net assets resulting from dividends and distributions to shareholders	(3,387)	(336,478)

Capital Share Transactions

Net decrease in net assets derived from capital share transactions	(3,345,912)	(118,601,497)

Net Assets

Total decrease in net assets	(3,332,760)	(118,550,160)
Beginning of period	770,495,354	889,045,514
End of period	$767,162,594	$770,495,354
Undistributed net investment income	$115,158	$115,158

See Notes to Financial Statements.

BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2011	7

Financial Highlights	BBIF Tax-Exempt Fund

	Class 1
	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	0.0000	0.0003	0.0051	0.0188	0.0208
Net realized and unrealized gain	—	—	0.0000	0.0000	0.0001	0.0001
Net increase from investment operations	0.0000	0.0000	0.0003	0.0051	0.0189	0.0209
Dividends from net investment income	(0.0000)	(0.0000)	(0.0003)	(0.0051)	(0.0188)	(0.0208)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Total investment return	0.00%[2]	0.00%	0.03%	0.51%	1.90%	2.09%

Ratios to Average Net Assets[3]
Total expenses	1.51%[4,5]	1.53%	1.52%	1.55%	1.56%	1.49%
Total expenses after fees waived and reimbursed	0.27%[4,5]	0.41%	0.54%	1.30%	1.56%	1.49%
Net investment income	0.00%[4,5]	0.00%	0.03%	0.46%	1.89%	2.10%

Supplemental Data
Net assets, end of period (000)	$27,005	$23,650	$33,099	$35,937	$42,837	$50,188

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
[4]	Annualized.
[5]	Includes the Fund’s share of the Master LLC’s allocated fees waived of 0.02%.

See Notes to Financial Statements.

8	BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2011

Financial Highlights (continued)	BBIF Tax-Exempt Fund

	Class 2
	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	0.0004	0.0004	0.0093	0.0254	0.0266
Net realized and unrealized gain	—	—	0.0000	0.0000	0.0001	0.0001
Net increase from investment operations	0.0000	0.0004	0.0004	0.0093	0.0255	0.0267
Dividends from net investment income	(0.0000)	(0.0004)	(0.0004)	(0.0093)	(0.0254)	(0.0266)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Total investment return	0.00%[2]	0.04%	0.04%	0.93%	2.57%	2.68%

Ratios to Average Net Assets[3]
Total expenses	1.15%[4,5]	1.17%	1.17%	1.22%	1.23%	1.19%
Total expenses after fees waived and reimbursed	0.27%[4,5]	0.37%	0.53%	0.90%	0.91%	0.91%
Net investment income	0.00%[4,5]	0.04%	0.04%	0.94%	2.53%	2.67%

Supplemental Data
Net assets, end of period (000)	$114,154	$120,548	$152,771	$168,665	$190,316	$157,909

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
[4]	Annualized.
[5]	Includes the Fund’s share of the Master LLC’s allocated fees waived of 0.02%.
BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2011	9

Financial Highlights (continued)	BBIF Tax-Exempt Fund

	Class 3
	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	0.0004	0.0008	0.0125	0.0289	0.0302
Net realized and unrealized gain	—	—	0.0000	0.0000	0.0001	0.0001
Net increase from investment operations	0.0000	0.0004	0.0008	0.0125	0.0290	0.0303
Dividends from net investment income	(0.0000)	(0.0004)	(0.0008)	(0.0125)	(0.0289)	(0.0302)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Total investment return	0.00%[2]	0.04%	0.08%	1.26%	2.92%	3.05%

Ratios to Average Net Assets[3]
Total expenses	0.85%[4,5]	0.87%	0.86%	0.92%	0.92%	0.89%
Total expenses after fees waived and reimbursed	0.27%[4,5]	0.37%	0.48%	0.58%	0.57%	0.55%
Net investment income	0.00%[4,5]	0.04%	0.09%	1.24%	2.86%	3.03%

Supplemental Data
Net assets, end of period (000)	$246,155	$289,418	$405,215	$408,247	$479,041	$394,877

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
[4]	Annualized.
[5]	Includes the Fund’s share of the Master LLC’s allocated fees waived of 0.02%.

See Notes to Financial Statements.

10	BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2011

Financial Highlights (concluded)	BBIF Tax-Exempt Fund

	Class 4
	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	0.0004	0.0008	0.0125	0.0289	0.0302
Net realized and unrealized gain	0.0000	—	0.0000	0.0000	0.0001	0.0001
Net increase from investment operations	0.0000	0.0004	0.0008	0.0125	0.0290	0.0303
Dividends from net investment income	(0.0000)	(0.0004)	(0.0008)	(0.0125)	(0.0289)	(0.0302)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Total investment return	0.00%[2]	0.04%	0.08%	1.26%	2.92%	3.05%

Ratios to Average Net Assets[3]
Total expenses	0.84%[4,5]	0.85%	0.86%	0.91%	0.92%	0.89%
Total expenses after fees waived and reimbursed	0.27%[4,5]	0.36%	0.48%	0.58%	0.57%	0.56%
Net investment income	0.00%[4,5]	0.04%	0.09%	1.22%	2.85%	3.05%

Supplemental Data
Net assets, end of period (000)	$379,849	$336,880	$297,960	$395,636	$393,396	$279,895

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
[4]	Annualized.
[5]	Includes the Fund’s share of the Master LLC’s allocated fees waived of 0.02%.
BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2011	11

Notes to Financial Statements (Unaudited)	BBIF Tax-Exempt Fund

1. Significant Accounting Policies:

BBIF Tax-Exempt Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, diversified, open-end management investment company. The Fund is organized as a Massachusetts business trust. The Fund seeks to achieve its investment objective by investing all of its assets in Master Tax-Exempt LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. The Master LLC is organized as a Delaware limited liability company. The value of the Fund’s investment in the Master LLC reflects the Fund’s proportionate interest in the net assets of the Master LLC. The performance of the Fund is directly affected by the performance of the Master LLC. The percentage of the Master LLC owned by the Fund at September 30, 2011 was 19.7%. The financial statements of the Master LLC, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The Board of Trustees of the Fund and the Board of Directors of the Master LLC are referred to throughout this report as the “Board of Directors” or the “Board”. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is divided into four classes, designated Class 1, Class 2, Class 3 and Class 4. Each Class 1, Class 2, Class 3 and Class 4 Share represents an interest in the same assets of the Fund and has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears certain expenses related to the service and distribution of such shares and has exclusive voting rights with respect to matters relating to such shareholder services and distribution expenditures.

The following is a summary of significant accounting policies followed by the Fund:

Valuation: US GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund records its investment in the Master LLC at fair value based on the Fund’s proportionate interest in the net assets of the Master LLC. Valuation of securities held by the Master LLC is discussed in Note 1 of the Master LLC’s Notes to Financial Statements, which are included elsewhere in this report. The Fund seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Master LLC are accounted for on a trade date basis. The Fund records daily its proportionate share of the Master LLC’s income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own income and expenses. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared and reinvested daily. Distributions of realized gains, if any, are recorded on the ex-dividend date. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It the Fund's policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's US federal tax returns remains open for each of the four years ended March 31, 2011. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

The Fund has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. ("PNC") and Barclays Bank PLC ("Barclays") are the largest stockholders of BlackRock, Inc. ("BlackRock"). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but Barclays is not.

The Fund entered into an Administration Agreement with BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays

12	BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2011

Notes to Financial Statements (continued)	BBIF Tax-Exempt Fund

the Administrator a monthly fee at an annual rate of 0.25% of the average daily value of the Fund’s net assets. The Fund does not pay an investment advisory fee or investment management fee.

The Fund entered into a Distribution Agreement and Distribution Plan (the “Distribution Plan”) with BlackRock Investments, LLC (”BRIL“), an affiliate of the Administrator. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:

	Service Fee	Distribution Fee
Class 1	0.25%	0.750%
Class 2	0.25%	0.425%
Class 3	0.25%	0.125%
Class 4	0.25%	0.125%

The ongoing service and/or distribution fees compensate BRIL for providing shareholder servicing and/or distribution-related services to shareholders.

The Fund entered into a contractual arrangement with the Administrator and BRIL to waive and/or reimburse a portion of the Fund’s direct fees and expenses to ensure that the net expenses for the Fund’s Class 2 Shares are 0.35% higher than those of BIF Tax-Exempt Fund, and the net expenses for the Fund’s Class 3 and Class 4 Shares are equal to those of BIF Tax-Exempt Fund. The fee/expense waiver includes service and distribution fees. The Administrator and BRIL have agreed not to reduce or discontinue this contractual waiver or reimbursement until August 1, 2012 unless approved by the Board, including a majority of the independent Directors. These amounts are included in service and distribution fees waived — class specific in the Statement of Operations.

In addition to the contractual waiver described above, the Administrator and BRIL voluntarily agreed to waive a portion of their respective administration and service and distribution fees and/or reimburse operating expenses to enable each class of the Fund to maintain a minimum daily net investment income dividend. These amounts are reported in the Statement of Operations as fees waived by administrator, service and distribution fees waived — class specific and transfer agent fees reimbursed — class specific. The Administrator and BRIL may discontinue the waiver or reimbursement at any time.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Administrator for compensation paid to the Fund’s Chief Compliance Officer.

3. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of dividends and distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

Transactions in capital shares for each class were as follows:

	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011
Class 1

Shares sold	145,377,289	410,587,765
Shares issued to shareholders in
reinvestment of dividends
and distributions	—	318

Total issued	145,377,289	410,588,083
Shares redeemed	(142,022,648)	(420,039,008)
Net increase (decrease)	3,354,641	(9,450,925)

Class 2

Shares sold	516,817,479	1,295,762,988
Shares issued to shareholders in
reinvestment of dividends
and distributions	533	56,153

Total issued	516,818,012	1,295,819,141
Shares redeemed	(523,213,520)	(1,328,051,220)
Net decrease	(6,395,508)	(32,232,079)

Class 3

Shares sold	1,372,824,163	3,469,845,816
Shares issued to shareholders in
reinvestment of dividends
and distributions	1,273	144,391

Total issued	1,372,825,436	3,469,990,207
Shares redeemed	(1,416,093,105)	(3,585,809,428)
Net decrease	(43,267,669)	(115,819,221)

Class 4

Shares sold	2,126,952,646	4,551,083,768
Shares issued to shareholders in
reinvestment of dividends
and distributions	1,474	135,616

Total issued	2,126,954,120	4,551,219,384
Shares redeemed	(2,083,991,496)	(4,512,318,656)
Net increase	42,962,624	38,900,728

4. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2011	13

Portfolio Summary as of September 30, 2011	Master Tax-Exempt LLC

Portfolio Composition

Percent of Net Assets
Variable Rate Demand Obligations	79%
Fixed Rate Notes	11
Tax-Exempt Commercial Paper	8
Put Bonds	2
Total	100%

14	BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2011

Schedule of Investments September 30, 2011 (Unaudited)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.1%
Huntsville IDB, Refunding RB, VRDN, AMT (Federal
Home Loan Bank LOC), 0.31%, 10/07/11 (a)	$2,115	$2,115,000
Mobile Downtown Redevelopment Authority, RB,
VRDN (a):
Series A (National Australia Bank LOC),
0.10%, 10/07/11	5,400	5,400,000
Series B, 0.10%, 10/07/11	5,290	5,290,000
University of Alabama, RB, ROCS, VRDN,
Series II-R-12295 (BHAC Insurance, Citibank NA
SBPA), 0.16%, 10/07/11 (a)(b)(c)	28,710	28,710,000
		41,515,000
Alaska — 0.6%
City of Valdez Alaska, Refunding RB, VRDN, Philips
Project, Series C, 0.20%, 10/07/11 (a)	24,400	24,400,000
Arizona — 1.7%
Apache County IDA, RB, VRDN, Tucson Electric
Power-Springerville (Wells Fargo Bank NA LOC),
0.15%, 10/07/11 (a)	11,700	11,700,000
Maricopa County IDA Arizona, Refunding RB, VRDN,
Villas Solanas Apartments, Series A, AMT (Fannie
Mae), 0.18%, 10/07/11 (a)	6,200	6,200,000
Maricopa County Public Finance Corp. Arizona, RB,
FLOATS, VRDN, Series 1863 (Wells Fargo Bank NA
SBPA), 0.16%, 10/07/11 (a)(b)	5,440	5,440,000
Salt River Pima-Maricopa Indian Community, RB,
VRDN (Bank of America NA LOC) (a):
0.26%, 10/07/11	13,655	13,655,000
0.26%, 10/07/11	29,280	29,280,000
		66,275,000
California — 6.7%
Bay Area Toll Authority, RB, VRDN, San Francisco
Bay Area, Series E-1 (Tokyo-Mitsubishi UFJ LOC),
0.08%, 10/07/11 (a)	16,600	16,600,000
California Municipal Finance Authority, RB, PUTTERS,
VRDN, Series 2410, AMT (JPMorgan Chase
Bank LOC), 0.31%, 10/07/11 (a)	2,110	2,110,000
California School Cash Reserve Program Authority,
RB, Series P, 2.50%, 1/31/12	8,300	8,344,262
City of Los Angeles California, GO, TRAN:
2.50%, 2/29/12	7,300	7,366,815
2.50%, 3/30/12	4,600	4,650,040
2.50%, 4/30/12	12,500	12,657,297
County of Los Angeles California, GO, TRAN:
Series A, 2.50%, 2/29/12	6,800	6,861,165
Series B, 2.50%, 3/30/12	15,800	15,969,482
Series C, 2.50%, 6/29/12	8,700	8,835,720
County of Riverside California, GO, TRAN, Series B,
2.00%, 6/29/12	5,300	5,366,184
East Bay Municipal Utility District, Refunding RB,
Series A-1, Mandatory Put Bonds,
0.19%, 10/07/11 (a)	23,620	23,620,000
East Bay Municipal Water ECN, 0.20%, 12/15/11	31,500	31,500,000
Golden State Tobacco Securitization Corp.
California, RB, FLOATS, VRDN, Series 2215
(Morgan Stanley Bank Liquidity Facility),
0.21%, 10/07/11 (a)(b)	22,500	22,500,000
Golden State Tobacco Securitization Corp. California,
Refunding RB, FLOATS, VRDN (a)(b):
Series 2040 (Morgan Stanley Municipal Funding
Guarantee Agreement and Liquidity Facility),
0.21%, 10/07/11	8,000	8,000,000
Series 2954 (Morgan Stanley Bank Liquidity
Facility), 0.23%, 10/07/11	1,170	1,170,000
Napa Valley Unified School District, GO, TRAN,
2.00%, 6/29/12	6,500	6,582,151
San Jose California, JPMorgan Chase PUTTERS/
DRIVERS Trust, RB, PUTTERS, VRDN, Series 3923
(AGM Insurance, JPMorgan Chase Bank SBPA),
0.26%, 10/07/11 (a)(c)	3,500	3,500,000
San Mateo Union High School District California, GO,
ROCS, VRDN, Series II-R-11578PB (AGC Insurance,
PB Capital Corp. SBPA), 0.19%, 10/07/11 (a)(b)(c)	9,460	9,460,000
South Coast Local Education Agencies, RB, Pooled
TRAN, Series A, 2.00%, 5/15/12	8,000	8,079,623
Southern California Public Power Authority,
Refunding RB, VRDN, Series A (AGM Insurance),
0.14%, 10/07/11 (a)	10,400	10,400,000
State of California, RAN, Series A2, 2.00%, 6/26/12	46,500	47,048,265
		260,621,004

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACES	Adjustable Convertible Extendible Securities
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
DRIVERS	Derivative Inverse Tax-Exempt Receipts
ECN	Extendible Commercial Note
EDA	Economic Development Authority
EDC	Economic Development Corp.
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
ISD	Independent School District
LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit
M/F	Multi-Family
MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders
MSTR	Municipal Securities Trust Receipts
PSF-GTD	Permanent School Fund Guaranteed
PUTTERS	Puttable Tax-Exempt Receipts
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Notes
RB	Revenue Bonds
ROCS	Reset Option Certificates
SAN	State Aid Notes
SBPA	Stand-by Bond Purchase Agreement
S/F	Single-Family
SPEARS	Short-Puttable Exempt Adjustable Receipts
TECP	Tax-Exempt Commercial Paper
TRAN	Tax Revenue Anticipation Notes
VRDN	Variable Rate Demand Notes

See Notes to Financial Statements.

BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2011	15

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Colorado — 1.7%
City & County of Denver Colorado, COP, Refunding RB,
VRDN (a):
Series A1, 0.14%, 10/03/11	$13,260	$13,260,000
Series A3 (JPMorgan Chase Bank SBPA),
0.14%, 10/03/11	28,790	28,790,000
Colorado Housing & Finance Authority, RB, VRDN,
Class I, M/F, Series C-4 (Federal Home Loan Bank
SBPA), 0.16%, 10/07/11 (a)	4,330	4,330,000
County of Moffat Colorado, RB, VRDN (Wells Fargo
Bank NA LOC), 0.15%, 10/07/11 (a)	16,355	16,355,000
Sheridan Redevelopment Agency, Refunding RB, VRDN
(JPMorgan Chase Bank LOC), 0.22%, 10/07/11 (a)	3,400	3,400,000
		66,135,000
Connecticut — 2.6%
Connecticut Housing Finance Authority, RB, VRDN (a):
Housing Mortgage Finance Program, Series G,
Mandatory Put Bonds, 0.45%, 11/15/11	4,150	4,150,000
Housing Mortgage Finance Program,
Sub-Series A-1, 0.30%, 11/15/11	10,500	10,500,000
Sub-Series A-1 (JPMorgan Chase Bank SBPA),
0.16%, 10/03/11	20,880	20,880,000
Sub-Series A-2 (JPMorgan Chase Bank SBPA),
0.16%, 10/03/11	20,330	20,330,000
Sub-Series F-1 (JPMorgan Chase Bank SBPA),
0.16%, 10/03/11	14,310	14,310,000
Connecticut State Development Authority, RB, VRDN,
AMT (Bank of Montreal LOC), 0.17%, 10/07/11 (a)	2,600	2,600,000
Connecticut State Health & Educational Facility
Authority, RB, VRDN (a):
Certificates, Bank of America, Series 2008-352
(Bank of America NA LOC, Bank of America NA
SBPA), 0.27%, 10/07/11	4,700	4,700,000
Hotchkiss School, Series A (Northern Trust Co.
SBPA), 0.11%, 10/07/11	11,900	11,900,000
Connecticut State Health & Educational Facility
Authority, Refunding RB, VRDN, Yale-New Haven
Hospital, Series L2 (Bank of America NA LOC),
0.17%, 10/07/11 (a)	5,100	5,100,000
Hartford Redevelopment Agency, Refunding HRB,
VRDN (AGM insurance, Societe Generale SBPA),
0.41%, 10/07/11 (a)	2,100	2,100,000
Regional School District No. 18, GO, BAN,
1.50%, 1/10/12	1,500	1,504,378
State of Connecticut, GO, Refunding, FLOATS,
VRDN, Series 514 (Morgan Stanley Bank SBPA),
0.16%, 10/07/11 (a)(b)	2,400	2,400,000
		100,474,378
District of Columbia — 1.3%
District of Columbia, GO, VRDN, Deutsche Bank
SPEARS/LIFERS Trust, SPEARS, Series DB-463
(AGM Insurance, Deutsche Bank AG SBPA),
0.18%, 10/07/11 (b)	8,357	8,357,000
District of Columbia, GO, VRDN, FLOATS, Series 1920
(Wells Fargo Bank NA LOC, Wells Fargo Bank NA
SBPA), 0.16%, 10/07/11 (b)	16,125	16,125,000
District of Columbia, Refunding RB, VRDN, Secured
Series E, 0.19%, 10/07/11 (a)	5,500	5,500,000
Washington Convention Center Authority,
Refunding RB, FLOATS, VRDN (BHAC Insurance,
Morgan Stanley Bank Liquidity Facility) (a):
Series 1730, 0.17%, 10/07/11	6,665	6,665,000
Series 1731, 0.17%, 10/07/11	6,665	6,665,000
Series 1736, 0.17%, 10/07/11	7,830	7,830,000
		51,142,000
Florida — 4.2%
Brevard County Housing Finance Authority, RB, VRDN,
Timber Trace Apartments Project, AMT (Citibank NA
LOC), 0.22%, 10/07/11 (a)	8,085	8,085,000
County of St. John’s Florida, RB, VRDN, Deutsche
Bank SPEARS/LIFERS Trust, SPEARS, Series DB-486
(Deutsche Bank AG SBPA), 0.18%, 10/07/11 (a)(b)	8,857	8,857,000
County of St. John’s Florida, RB, VRDN, ROCS,
Series II-R-755PB (PB Capital Corp. SBPA),
0.20%, 10/07/11 (a)(b):	17,985	17,985,000
Florida Housing Finance Corp., RB, VRDN, Savannah
Springs Apartments, Series N, AMT (Citibank NA
LOC), 0.22%, 10/07/11 (a)	6,700	6,700,000
Florida State Board of Education, GO, ROCS,
VRDN, Series II-R-12288 (Citibank NA SBPA),
0.16%, 10/07/11 (a)(b)(c)	8,000	8,000,000
Fort Pierce Redevelopment Agency, Eclipse Funding
Trust, Tax Allocation Bonds, VRDN, Series
2006-0130, Solar Eclipse (US Bank NA LOC),
0.18%, 10/07/11 (a)(b)	3,890	3,890,000
Hillsborough County Housing Finance Authority, HRB,
VRDN, Brandon, Series A, AMT (Fannie Mae),
0.19%, 10/07/11 (a)	5,490	5,490,000
Jacksonville Electric Authority Florida, Refunding RB,
VRDN, Sub-Series A-2 (JPMorgan Chase Bank
SBPA), 0.16%, 10/07/11 (a)	6,155	6,155,000
Jacksonville Health Facilities Authority, RB, VRDN,
Baptist Medical, Series B (Bank of America NA
LOC), 0.13%, 10/03/11 (a)	23,000	23,000,000
Manatee County Housing Finance Authority, HRB,
VRDN, Village at Cortez Apartments, Series A, AMT
(Fannie Mae), 0.19%, 10/07/11 (a)	11,300	11,300,000
Orlando & Orange County Expressway Authority, RB,
VRDN, Eagle Tax-Exempt Trust, Series 2007-0145,
Class A (BHAC Insurance, Citibank NA SBPA),
0.17%, 10/07/11 (a)(b)	11,300	11,300,000
Orlando Utilities Commission, RB, VRDN, (a):
ROCS, Series II-R-11818PB (PB Capital Corp.
SBPA), 0.19%, 10/07/11 (b)(c)	25,965	25,965,000
Series A, 0.27%, 10/07/11	7,600	7,600,000
Palm Beach County Educational Facilities Authority,
Refunding RB, VRDN, Educational Facilities,
Atlantic University Inc. (Bank of America NA LOC),
0.23%, 10/07/11 (a)	9,135	9,135,000
Pinellas County Health Facilities Authority, RB, VRDN,
Health System, BayCare Health, Series A2
(Northern Trust Co. LOC), 0.14%, 10/07/11 (a)	4,000	4,000,000
University of South Florida Research Foundation Inc.,
RB, VRDN, University Technology Center Research
(Bank of America NA LOC), 0.26%, 10/07/11 (a)	7,000	7,000,000
		164,462,000

See Notes to Financial Statements.

16	BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2011

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Georgia — 1.3%
Main Street Natural Gas Inc., RB, VRDN,
Series A (Royal Bank of Canada SBPA),
0.16%, 10/07/11 (a)	$20,685	$20,685,000
State of Georgia, GO, ROCS, VRDN,
Series II-R-11536PB (PB Capital Corp. SBPA),
0.19%, 10/07/11 (a)(b)	25,950	25,950,000
Whitfield County Development Authority, RB, VRDN,
Aladdin Manufacturing Corp. Project, AMT
(Wachovia Bank NA LOC), 0.31%, 10/07/11 (a)	3,100	3,100,000
		49,735,000
Illinois — 5.7%
BB&T Municipal Trust, RB, FLOATS, VRDN,
Series 5001 (Rabobank International LOC),
0.25%, 10/07/11 (a)(b)(c)	12,336	12,335,509
Chicago Transit Authority, COP, ROCS, VRDN,
Series II-R-11786 (AGC Insurance, Citibank NA
SBPA), 0.36%, 10/07/11 (a)(b)(c)	7,585	7,585,000
City of Chicago Illinois, RB, VRDN (JPMorgan Chase
Bank SBPA) (a):
0.14%, 10/03/11	10,000	10,000,000
Deutsche Bank SPEARS/LIFERS Trust,
Series DB-502 (AGM Insurance, Deutsche
Bank AG SBPA), 0.18%, 10/07/11 (b)	40,900	40,900,000
Deutsche Bank SPEARS/LIFERS Trust,
Series DBE-534, 0.18%, 10/07/11	2,215	2,215,000
Second Lien, Sub-Series 2000-1,
0.15%, 10/07/11 (b)	5,600	5,600,000
Illinois Finance Authority, RB, VRDN (a):
Northwestern University, Sub-Series 2008-A,
Mandatory Put Bonds, 0.43%, 3/01/12	3,800	3,800,000
Puttable Floating Option Tax-Exempt Receipts,
FLOATS, Series 4702 (Bank of America NA SBPA),
0.33%, 10/07/11 (b)(c)	6,290	6,290,000
Revolving Fund Pooled, Series D (Bank One
Illinois NA LOC), 0.15%, 10/07/11	5,700	5,700,000
University of Chicago Medical Center, Series B
(Wells Fargo Bank NA LOC), 0.12%, 10/03/11	4,300	4,300,000
Illinois Finance Authority, Refunding RB, VRDN (a):
Eagle Tax-Exempt Trust, Series 2006-0118,
Class A (Citibank NA SBPA), 0.15%, 10/07/11	3,150	3,150,000
Elmhurst Memorial Healthcare, Series B
(JPMorgan Chase Bank LOC), 0.13%, 10/03/11	4,410	4,410,000
Resurrection Health, Series B (JPMorgan Chase
Bank LOC), 0.14%, 10/03/11	15,000	15,000,000
Illinois State Health Facilities Authority, RB, VRDN,
Evanston Hospital Corp. (Wells Fargo Bank NA
SBPA), 0.12%, 10/07/11 (a)	40,855	40,855,000
Illinois State Toll Highway Authority, RB, VRDN, Senior
Priority (a):
Series A-1A (AGM Insurance, JPMorgan Chase
Bank SBPA), 0.16%, 10/07/11	40,200	40,200,000
Series A-2A (Bank of Tokyo-Mitsubishi UFJ LOC),
0.15%, 10/07/11	7,700	7,700,000
University of Illinois, Refunding RB, VRDN, Eagle
Tax-Exempt Trust, Series 2006-0124, Class A
(Citibank NA SBPA), 0.16%, 10/07/11 (a)(b)	10,000	10,000,000
		220,040,509
Indiana — 1.8%
City of Michigan Indiana, RB, VRDN, Palatek Project,
AMT (Comerica Bank LOC), 0.26%, 10/07/11 (a) $	4,400	4,400,000
Hartford City Indiana, RB, VRDN, Petoskey Plastics Inc.,
AMT (Comerica Bank LOC), 0.26%, 10/07/11 (a)	4,380	4,380,000
Indiana Finance Authority, RB, VRDN (a):
0.13%, 10/03/11	18,075	18,075,000
Lease Appropriation, Series A-1 (Comerica Bank
LOC), 0.15%, 10/03/11	8,100	8,100,000
Lease Appropriation, Series A-1, AMT,
0.13%, 10/03/11	5,000	5,000,000
Indiana Finance Authority, Refunding RB, VRDN,
Duke Energy Indiana Project, Series A-1, AMT
(Bank of America NA LOC), 0.19%, 10/07/11 (a)	6,000	6,000,000
Indianapolis Local Public Improvement Bond Bank,
RB, ROCS, VRDN, Series II-R-11779 (AGC Insurance,
Citibank NA SBPA), 0.28%, 10/07/11 (a)(b)(c)	24,825	24,825,000
		70,780,000
Iowa— 0.5%
City of Clear Lake Iowa, RB, VRDN, Joe Corbi’s Pizza
Project, AMT (Manufacturers & Traders LOC),
0.31%, 10/07/11 (a)	3,205	3,205,000
Iowa Higher Education Loan Authority, Refunding RB,
VRDN, Private College Facility, Loras College Project
(LaSalle Bank NA LOC), 0.17%, 10/03/11 (a)	11,660	11,660,000
Iowa State Special Obligations, Barclays Capital
Municipal Trust Receipts, RB, FLOATS, VRDN,
Series 13B-C-D (Barclays Bank PLC Liquidity
Facility), 0.17%, 10/07/11 (a)(b)(c)	6,200	6,200,000
		21,065,000
Kansas — 1.2%
City of Topeka, GO, BAN, Series A, 1.25%, 10/01/12	14,000	14,125,929
City of Wichita Kansas Hospital Revenue, RB, VRDN,
Hospital Facilities, Via Christi Health Inc.,
Series IV-C, 0.15%, 10/03/11 (a)	28,000	28,000,000
Counties of Sedgwick & Shawnee Kansas, JPMorgan
Chase PUTTERS/DRIVERS Trust, Refunding RB,
PUTTERS, VRDN, Series 3206, AMT (Ginnie Mae
Insurance, JPMorgan Chase Bank SBPA),
0.22%, 10/07/11 (a)(b)(c)	4,170	4,170,000
		46,295,929
Kentucky — 0.4%
County of Boyd Kentucky, RB, VRDN, Air Products
& Chemicals Project, AMT, 0.15%, 10/07/11 (a)	3,775	3,775,000
Kentucky Economic Development Finance Authority,
Refunding RB, VRDN, FLOATS, Series 2980
(Morgan Stanley Bank Liquidity Facility),
0.16%, 10/07/11 (a)(c)	10,500	10,500,000
		14,275,000
Louisiana — 1.8%
Louisiana Local Government Environmental Facilities
& Community Development Authority, RB, VRDN (a):
BASF Corp. Project, AMT, 0.33%, 10/07/11	4,000	4,000,000
Go To The Show, Series A (Federal Home Loan
Bank LOC), 0.16%, 10/07/11	5,305	5,305,000
Honeywell International Inc. Project, AMT,
0.36%, 10/07/11	6,000	6,000,000
Louisiana Local Government Environmental Facilities
& Community Development Authority, Refunding RB,
VRDN, RB, BASF Corp. Project, Series B,
0.30%, 10/07/11 (a)	7,500	7,500,000

See Notes to Financial Statements.

BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2011	17

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Louisiana (concluded)
Louisiana Offshore Terminal Authority, Refunding RB,
VRDN, First Stage, Loop LLC, Series A (JPMorgan
Chase Bank LOC), 0.14%, 10/03/11 (a)	$20,560	$20,560,000
Louisiana Public Facilities Authority, RB, VRDN, Air
Products & Chemicals Project, 0.11%, 10/07/11 (a)	2,850	2,850,000
Parish of Ascension Louisiana, RB, VRDN, BASF Corp.
Project, 0.31%, 10/07/11 (a)	10,100	10,100,000
Parish of St. James Louisiana, RB, VRDN, Nucor
Steel LLC Project, Series B-1 (Nucor Corp. Liquidity
Facility), 0.16%, 10/07/11 (a)	13,000	13,000,000
		69,315,000
Maine — 0.1%
Maine Health & Higher Educational Facilities
Authority, Eclipse Funding Trust, RB, VRDN,
Series 2007-0104, Solar Eclipse (US Bank NA
LOC), 0.15%, 10/07/11 (a)(b)	3,165	3,165,000
Maryland — 1.3%
County of Baltimore Maryland, RB, VRDN, Paths at
Loveton (Manufacturers & Traders LOC),
0.22%, 10/07/11 (a)	4,065	4,065,000
County of Howard Maryland, GO, BAN,
0.14%, 10/07/11 (a)	14,000	14,000,000
Maryland Community Development Administration,
Clipper Tax-Exempt Certificate Trust, RB, VRDN,
Series 2009-47, AMT (State Street Bank & Trust Co.
SBPA) 0.31%, 10/07/11 (a)(b)(c)	2,144	2,144,000
Maryland Community Development Administration,
Refunding RB, FLOATS, VRDN, Series 2997,
AMT (Morgan Stanley Bank Liquidity Facility),
0.20%, 10/07/11 (a)(b)(c)	8,475	8,475,000
Maryland EDC, RB, VRDN (a):
Bakery de France Facility, AMT (Manufacturers
& Traders LOC), 0.46%, 10/07/11	9,265	9,265,000
Garrett Community College Facility (Manufacturers
& Traders LOC), 0.16%, 10/07/11	6,850	6,850,000
Linemark Printing Project, AMT (Manufacturers
& Traders LOC), 0.36%, 10/07/11	3,520	3,520,000
Pharmaceutics International Inc., Series A, AMT
(AllFirst Bank LOC), 0.31%, 10/07/11	3,890	3,890,000
		52,209,000
Massachusetts — 3.5%
City of Quincy Massachusetts, GO, BAN,
1.60%, 1/27/12	34,500	34,611,773
Massachusetts Bay Transportation Authority, Refunding
RB, VRDN, Senior Series A, 0.25%, 4/27/12 (a)	3,500	3,500,000
Massachusetts Development Finance Agency, Macon
Trust, RB, VRDN Certificates, Bank of America,
Series 2007-344 (Bank of America NA LOC),
0.32%, 10/07/11 (a)(b)	49,463	49,463,000
Massachusetts Health & Educational Facilities
Authority, RB, VRDN (a):
0.15%, 10/03/11	6,995	6,995,000
Certificates, Macon Trust, Bank of America,
Series 2007-310 (Bank of America NA LOC),
0.27%, 10/07/11 (b)	7,315	7,315,000
ROCS, Series II-R-11577PB (PB Capital Corp.
SBPA), 0.19%, 10/07/11 (b)	31,585	31,585,000
University of Massachusetts Building Authority,
Refunding RB, VRDN, Senior, Series 2,
0.25%, 4/27/12 (a)	3,290	3,290,000
		136,759,773
Michigan — 3.1%
Detroit Michigan, Reset Optional Certificates Trust II-R,
Refunding RB, ROCS, VRDN, Series II-R-665PB
(BHAC Insurance, PB Capital Corp. SBPA),
0.20%, 10/07/11 (a)(b)	20,535	20,535,000
Holt Public Schools, GO, Refunding RB, VRDN
(Q-SBLF Insurance, Landsbank Hessen-Thuringen
SBPA), 0.33%, 10/07/11 (a)	6,925	6,925,000
Lansing Michigan Water and Light, Puttable Floating
Option Tax-Exempt Receipts, RB, FLOATS,
VRDN, Series 4701 (Bank of America NA SBPA),
0.22%, 10/07/11 (a)(b)(c)	4,630	4,630,000
Michigan Finance Authority, RB, SAN, Series C-2,
2.00%, 8/20/12	40,000	40,594,643
Michigan Higher Education Student Loan Authority,
RBC Municipal Products Inc. Trust, Refunding RB,
FLOATS, VRDN, Series L-24, AMT (Royal Bank of
Canada LOC), 0.22%, 10/07/11 (a)(b)(c)	32,045	32,045,000
Michigan State HDA, RB, VRDN, Series A, AMT,
0.16%, 10/03/11 (a)	8,415	8,415,000
Michigan State Hospital Finance Authority, RB,
VRDN, Ascension Health Senior Credit,
0.25%, 10/07/11 (a)	4,000	4,000,000
Michigan State Hospital Finance Authority, Refunding
RB, VRDN, Ascension Health Senior Credit,
0.25%, 10/07/11 (a)	3,700	3,700,000
		120,844,643
Minnesota — 0.5%
Minneapolis & St. Paul Housing & Redevelopment
Authority, Refunding RB, VRDN, Allina Health
System, Series B-2 (JPMorgan Chase Bank LOC),
0.13%, 10/03/11 (a)	5,600	5,600,000
Minneapolis Minnesota Health Care System, RBC
Municipal Products Inc. Trust, RB, FLOATS, VRDN,
Series E-19 (Royal Bank of Canada LOC, Royal
Bank of Canada Liquidity Facility), 0.23%,
10/07/11 (a)(b)(c)	4,200	4,200,000
State of Minnesota, GO, ROCS, VRDN,
Series II-R-11538PB (PB Capital Corp. SBPA),
0.19%, 10/07/11 (a)(b)	10,375	10,375,000
		20,175,000
Mississippi — 0.2%
Mississippi Business Finance Corp., RB, VRDN,
Series A, 0.16%, 10/07/11 (a)	7,100	7,100,000
Missouri — 1.6%
City of Kansas City Missouri, RB, VRDN, Hospital Roe
Bartle, Series E (Sumitomo Mitsui Bank LOC),
0.15%, 10/07/11 (a)	3,300	3,300,000
City of North Kansas City Missouri, Refunding RB,
VRDN, North Kansas City Hospital (Bank of
America NA LOC), 0.22%, 10/03/11 (a)	15,210	15,210,000
Missouri Joint Municipal Electric Utility
Commission, RB, ROCS, VRDN, Series II-R-620PB
(BHAC Insurance, PB Capital Corp. SBPA),
0.20%, 10/07/11 (a)(b)	12,280	12,280,000

See Notes to Financial Statements.

18	BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2011

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Missouri (concluded)
Missouri State Health & Educational Facilities
Authority, RB, VRDN, BJC Health System, Series B
(US Bank NA SBPA), 0.13%, 10/03/11 (a)	$1,900	$1,900,000
Missouri State Health & Educational Facilities
Authority, Refunding RB, VRDN (a):
Ascension Health Senior Credit, Series C-1,
Mandatory Put Bonds, 0.15%, 10/07/11	4,000	4,000,000
Drury College (Bank of America NA LOC),
0.22%, 10/03/11	18,075	18,075,000
Palmyra IDA, RB, VRDN, BASF Corp. Project, AMT,
0.33%, 10/07/11 (a)	6,000	6,000,000
		60,765,000
Nebraska — 1.1%
City of Lincoln Nebraska, RB, FLOATS, VRDN,
Series 2900 (Morgan Stanley Bank Liquidity
Facility), 0.18%, 10/07/11 (a)(b)	16,000	16,000,000
Public Power Generation Agency, RB, ROCS, VRDN,
Series II-R-11019PB (BHAC Insurance, PB Capital
Corp. SBPA), 0.20%, 10/07/11 (a)(b)	25,875	25,875,000
		41,875,000
Nevada — 1.2%
County of Clark Nevada, RB, AMT:
Junior Subordinate Lien Notes, Series A,
2.00%, 6/19/12	20,700	20,907,415
VRDN, Subordinate Lien, Series B-2,
0.16%, 10/07/11 (a)	6,800	6,800,000
VRDN, Subordinate Lien, System, Series B-1,
0.17%, 10/07/11 (a)	8,700	8,700,000
Truckee Meadows Water Authority, Refunding RB,
FLOATS, VRDN, Series 51TP (AGM Insurance, Wells
Fargo Bank NA SBPA), 0.15%, 10/07/11 (a)(b)	11,790	11,790,000
		48,197,415
New Hampshire — 1.3%
New Hampshire Business Finance Authority, RB,
VRDN, Lonza Biologics Inc. (Landesbank Hessen-
Thuringen LOC), 0.34%, 10/07/11 (a)	20,600	20,600,000
New Hampshire Health & Education Facilities
Authority, RB, VRDN (a)(b):
Eclipse Funding Trust, Series 2007-0018, Solar
Eclipse (US Bank NA LOC), 0.15%, 10/07/11	10,325	10,325,000
ROCS, Series II-R-783PB (BHAC Insurance,
PB Capital Corp. SBPA), 0.20%, 10/07/11	20,000	20,000,000
		50,925,000
New Jersey — 2.8%
Borough of Butler New Jersey, GO, BAN,
1.25%, 8/24/12	7,600	7,641,377
Borough of Englewood Cliffs New Jersey, GO,
Refunding RB, BAN, 1.25%, 3/30/12	7,076	7,093,382
Borough of Hopatcong New Jersey, GO, BAN,
1.25%, 8/03/12	9,400	9,447,937
County of Essex New Jersey, Improvement Authority,
RB, VRDN, ACES, Pooled Governmental Loan
Program, 0.10%, 10/07/11 (a)	5,675	5,675,000
New Jersey EDA, RB, VRDN, Morris Museum Project,
0.11%, 10/07/11 (a)	5,720	5,720,000
New Jersey State Health Care Facilities Financing
Authority, RB, VRDN, Robert Wood Johnson University
(Wells Fargo Bank NA LOC), 0.10%, 10/07/11 (a)	14,000	14,000,000
Tobacco Settlement Financing Corp. New Jersey,
Refunding RB, FLOATS, VRDN, Series 2959
(Morgan Stanley Bank Liquidity Facility),
0.21%, 10/07/11 (a)(b)(c)	11,150	11,150,000
Township of Clark New Jersey, GO, BAN,
1.25%, 3/23/12	8,145	8,164,697
Township of Fairfield New Jersey, GO, BAN,
1.25%, 2/22/12	5,377	5,383,833
Township of Livingston New Jersey, GO, BAN,
1.25%, 7/06/12	7,600	7,635,214
Township of Long Beach New Jersey, GO, BAN,
1.25%, 3/30/12	5,408	5,422,742
Township of Toms River New Jersey, GO, BAN,
1.25%, 12/16/11	16,950	16,973,457
Township of Voorhees New Jersey, GO, BAN, Series A,
1.25%, 4/04/12	5,795	5,804,085
		110,111,724
New Mexico — 0.3%
City of Rio Rancho New Mexico, Eclipse Funding Trust,
RB, VRDN, Series 2007-0019, Solar Eclipse
(US Bank NA LOC), 0.15%, 10/07/11 (a)	10,000	10,000,000
New York — 8.7%
City of New York New York, ECN:
0.20%, 11/04/11	9,000	9,000,000
Municipal Water, 0.19%, 12/01/11	2,400	2,400,000
City of New York New York, GO, VRDN (a):
Series F-4, 0.25%, 10/07/11	9,700	9,700,000
Sub-Series F-3, 0.19%, 10/07/11	7,000	7,000,000
Sub-Series I-4 (Bank of New York Mellon LOC),
0.11%, 10/07/11	6,800	6,800,000
County of Erie New York Fiscal Stability Authority,
BAN, Series A, 1.50%, 7/31/12 (d)	13,000	13,122,070
Hicksville New York Union Free School District, GO,
BAN, 1.25%, 6/26/12	3,000	3,018,781
Honeoye Falls-Lima New York Central School District,
GO, BAN, 1.25%, 9/27/12	7,900	7,962,396
Long Island Power Authority, Series CP-1,
0.23%, 12/01/11	20,500	20,500,000
Metropolitan Transportation Authority, RB, VRDN (a):
(Barclays Bank PLC SBPA), 0.15%, 10/11/11	7,000	7,000,000
Series A-1 (Morgan Stanley Bank Liquidity
Facility), 0.12%, 10/07/11	4,900	4,900,000
Metropolitan Transportation Authority, Refunding RB,
VRDN Series A-2, TRAN, 0.10%, 10/07/11 (a)	18,700	18,700,000
New York City Housing Development Corp., RB,
Series H-2, 0.30%, 6/29/12	8,280	8,280,000
New York City Housing Development Corp., RB, VRDN:
Beekman Tower, Series A (RBS Citizen NA LOC),
0.16%, 10/07/11 (a)	18,300	18,300,000
Series A, AMT (Fannie Mae),
0.14%, 10/07/11 (a)	11,600	11,600,000
Series J-1, 0.35%, 7/13/12	25,545	25,545,000
New York City Housing Development Corp., Refunding
RB, VRDN, M/F, The Crest, Series A (Landesbank
Hessen-Thuringen LOC), 0.26%, 10/07/11 (a)	4,000	4,000,000
New York City IDA, Refunding RB, VRDN, Touro
College Project (JPMorgan Chase Bank LOC),
0.13%, 10/07/11 (a)	5,920	5,920,000

See Notes to Financial Statements.

BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2011	19

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
New York City Municipal Water Finance Authority,
Refunding RB, VRDN, 2nd General Resolution,
Series DD-1 (Toronto Dominion Bank SBPA),
0.09%, 10/03/11 (a)	$2,025	$2,025,000
New York City Municipal Water Finance Authority,
Refunding RB, VRDN, Eagle Tax-Exempt Trust,
Series 2009-0047, Class A (Citibank NA SBPA),
0.16%, 10/07/11 (a)(b)(c)	6,900	6,900,000
New York City Municipal Water Finance Authority,
Refunding RB, VRDN, Puttable Floating Option
Tax-Exempt Receipts, RB, FLOATS, VRDN,
Series 4705 (Bank of America NA LOC),
0.22%, 10/07/11 (a)(b)(c)	2,000	2,000,000
New York City Transitional Finance Authority, RB,
VRDN (a):
Future Tax Secured, Series C (Bayerische
Landesbank SBPA), 0.12%, 10/03/11	2,300	2,300,000
Future Tax Secured, Series G-5 (Barclays Bank
PLC SBPA), 0.11%, 10/03/11	4,000	4,000,000
New York City Recovery, Series 3, Sub-Series 3E
(Landesbank Baden-Wurttemburg SBPA),
0.23%, 10/03/11	1,100	1,100,000
New York City Recovery, Series 3, Sub-Series 3G
(Landsbank Baden-Wurttemburg SBPA),
0.12%, 10/07/11	13,460	13,460,000
New York Mortgage Agency, RB, VRDN, Series 159
(Bank of America NA SBPA), 0.16%, 10/07/11 (a)	4,700	4,700,000
New York State Dormitory Authority, Refunding RB,
VRDN, Cornell University, Series B (JPMorgan
Chase Bank SBPA), 0.13%, 10/07/11 (a)	4,740	4,740,000
New York State HFA, VRDN, RB, Series A (JPMorgan
Chase Bank LOC), 0.14%, 10/07/11 (a)	7,600	7,600,000
New York State HFA, VRDN, Refunding RB,
505 West 37th Street, Series B (Landesbank
Hessen-Thuringen LOC), 0.09%, 10/07/11 (a)	8,000	8,000,000
New York State Thruway Authority, BAN, Series A,
2.00%, 7/12/12	31,900	32,309,678
Port Authority of New York & New Jersey, JPMorgan
Chase PUTTERS/DRIVERS Trust, RB, PUTTERS, VRDN,
Series 3192, AMT (JPMorgan Chase Bank SBPA),
0.23%, 10/07/11 (a)(b)(c)	25,325	25,325,000
Town of Webster, GO, BAN, 1.25%, 10/04/12 (d)	2,210	2,225,338
Triborough Bridge & Tunnel Authority, Refunding RB,
VRDN (a):
General, Sub-Series B-4 (Landesbank Baden-
Wurttemberg SBPA), 0.30%, 10/07/11	5,970	5,970,000
Metropolitan Transit Authority Bridge and
Tunnels, Series AB (AGM Insurance, JPMorgan
Chase Bank SBPA), 0.15%, 10/07/11	10,880	10,880,000
Yonkers Industrial Development Agency,
RB, VRDN (JPMorgan Chase Bank LOC),
0.13%, 10/07/11 (a)	22,075	22,075,000
		339,358,263
North Carolina — 4.2%
Charlotte Housing Authority North Carolina, RB,
VRDN (Wachovia Bank NA LOC) (a):
One Park Project, 0.16%, 10/07/11	5,000	5,000,000
Stonehaven East Project, 0.16%, 10/07/11	8,850	8,850,000
City of Greensboro North Carolina, GO, BAN,
1.00%, 2/28/12	3,400	3,409,744

City of Raleigh North Carolina, VRDN (a):
COP, Downtown, Series A, 0.12%, 10/07/11	20,800	20,800,000
COP, Downtown, Series B (RBC Bank USA SBPA),
0.20%, 10/07/11	7,900	7,900,000
Refunding RB, 0.26%, 4/27/12	3,180	3,180,000
County of Mecklenburg, VRDN (a):
COP (Branch Banking & Trust SBPA),
0.15%, 10/07/11	290	290,000
GO, Refunding, 7 Month Windows, Series D,
0.26%, 4/27/12	5,800	5,800,000
County of Wake North Carolina, GO, VRDN (a):
School, Series B, 0.12%, 10/07/11	23,800	23,800,000
Series A (RBC Bank USA SBPA),
0.20%, 10/07/11	43,650	43,650,000
North Carolina Capital Facilities Finance Agency,
RB, VRDN, Aquarium Society Project (Bank of
America NA LOC), 0.26%, 10/07/11 (a)	16,600	16,600,000
North Carolina Educational Facilities Finance Agency,
RB, VRDN, Duke University Project, Series A,
0.07%, 10/07/11 (a)	1,400	1,400,000
North Carolina HFA, RB, MERLOTS, VRDN,
Series B12, AMT (Wells Fargo Bank NA SBPA),
0.22%, 10/07/11 (a)(b)(c)	6,680	6,680,000
North Carolina Medical Care Commission, RB,
VRDN, Moses Cone Health System, Series B,
0.14%, 10/03/11 (a)	2,975	2,975,000
North Carolina State University at Raleigh, Refunding
RB, VRDN, Series B, 0.14%, 10/07/11 (a)	500	500,000
Person County Industrial Facilities & Pollution
Control Financing Authority, RB, VRDN, CertainTeed
Gypsum Inc. (Credit Industriel et Commercial LOC),
0.14%, 10/07/11 (a)	4,000	4,000,000
Raleigh North Carolina Combined Enterprise,
Reset Optional Certificates Trust II-R, RB, ROCS,
VRDN, Series II-R-645 (Citibank NA SBPA),
0.16%, 10/07/11 (a)(b)	5,400	5,400,000
State of North Carolina, GO, VRDN, Public
Improvement, Series F (Landesbank Hessen-
Thuringen SBPA), 0.15%, 10/07/11 (a)	2,300	2,300,000
Yancey County Industrial Facilities & Pollution
Control Financing Authority, RB, VRDN, Altec
Industries Inc. Project, AMT (Branch Banking
& Trust LOC), 0.22%, 10/07/11 (a)	1,700	1,700,000
		164,234,744
Ohio — 0.6%
City of Avon Ohio, GO, BAN, Series A, 1.00%, 7/03/12	4,300	4,318,784
City of Lebanon Ohio, GO, BAN, Water System
Improvement, 1.15%, 3/30/12	5,500	5,512,231
City of Marysville Ohio, GO, Wastewater Treatment,
1.13%, 5/31/12	7,200	7,222,670
Franklin County Ohio, Barclays Capital Municipal
Trust Receipts, RB, FLOATS, VRDN, Series 21-B
(Barclays Bank PLC SBPA), 0.14%,
10/07/11 (a)(b)(c)	2,320	2,320,000
Franklin County Ohio, Ohio Health, Wells Fargo Stage
Trust, RB, FLOATS, VRDN, Series 78C (Wells Fargo
Bank NA SBPA), 0.17%, 10/07/11 (a)(b)(c)	3,405	3,405,000
		22,778,685

See Notes to Financial Statements.

20	BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2011

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Oklahoma — 0.7%
Oklahoma Development Finance Authority, RB,
VRDN, Conoco Project, Series B, AMT,
0.15%, 10/07/11 (a)	$2,500	$2,500,000
Oklahoma Turnpike Authority, Refunding RB, VRDN,
Senior Series E (JPMorgan Chase Bank SBPA),
0.13%, 10/03/11 (a)	26,100	26,100,000
		28,600,000
Oregon — 0.2%
Port of Portland, RB, VRDN, Portland International
Airport, Series 18-A (US Bank NA LOC),
0.12%, 10/07/11 (a)	7,645	7,645,000
Pennsylvania — 1.8%
Allegheny County Hospital Development Authority,
RBC Municipal Products Inc Trust, RB, FLOATS,
VRDN, Series E-16 (Royal Bank of Canada LOC),
0.16%, 10/07/11 (a)(b)(c)	12,800	12,800,000
City of Philadelphia Pennsylvania Gas Works Revenue,
RB, VRDN, 8th Series B (Wells Fargo Bank NA LOC),
0.11%, 10/07/11 (a)	5,260	5,260,000
Commonwealth of Pennsylvania, Clipper Tax-Exempt
Certificate Trust, RB, VRDN, Series 2009-58
(State Street Bank & Trust Co. SBPA),
0.19%, 10/07/11 (a)(b)(c)	12,500	12,500,000
County of Luzerne Pennsylvania, GO, VRDN, Series A
(AGM Insurance, JPMorgan Chase Bank SBPA),
0.15%, 10/07/11 (a)	7,795	7,795,000
Emmaus General Authority, RB, VRDN, Pennsylvania
Loan Program, Series A (US Bank NA LOC),
0.14%, 10/07/11 (a)	2,600	2,600,000
Pennsylvania HFA, RB, VRDN (a):
S/F Mortgage Revenue, Series 81-C, AMT,
0.16%, 10/07/11	10,235	10,235,000
Series 82-B, 0.16%, 10/07/11	10,000	10,000,000
Philadelphia Hospitals & Higher Education Facilities
Authority, Refunding RB, VRDN, Children’s Hospital
of Philadelphia, Series A (Wachovia Bank NA SBPA),
0.13%, 10/03/11 (a)	9,700	9,700,000
		70,890,000
Puerto Rico — 0.6%
Commonwealth of Puerto Rico, GO, Refunding RB,
VRDN, Public Improvement, Series A-2 (AGM
Insurance, JP Morgan Chase Bank SBPA),
0.14%, 10/07/11 (a)	21,800	21,800,000
Rhode Island — 0.4%
Narragansett Bay Commission, RB, ROCS, VRDN,
Series II-R-780PB (BHAC Insurance, PB Capital
Corp. SBPA), 0.19%, 10/07/11 (a)(b)	17,365	17,365,000
South Carolina — 1.4%
City of Spartanburg South Carolina, RB, ROCS, VRDN,
Series II-R-11020PB (AGM Insurance, PB Capital
Corp. SBPA), 0.20%, 10/07/11 (a)(c)	13,335	13,335,000
Greenville Hospital System Board, Refunding RB,
VRDN, Series C (Bank of America NA LOC),
0.22%, 10/07/11 (a)	4,500	4,500,000
South Carolina Jobs - EDA, Macon Trust, RB,
VRDN Certificates, Series 2007-303 (Bank of
America NA LOC, Bank of America NA SBPA),
0.27%, 10/07/11 (a)	7,480	7,480,000
South Carolina State Public Service Authority, RB,
VRDN, Eagle Tax-Exempt Trust, Series 2006-0007,
Class A (Citibank NA SBPA), 0.16%, 10/07/11 (a)	11,500	11,500,000
Spartanburg County Regional Health Services District,
Refunding RB, VRDN, Series C (AGC Insurance,
Bank of America NA SBPA), 0.26%, 10/07/11 (a)	18,105	18,105,000
		54,920,000
Tennessee — 5.6%
Clarksville Public Building Authority Tennessee, RB,
VRDN, Pooled Financing, Tennessee Municipal
Bond Fund (Bank of America NA LOC),
0.33%, 10/07/11 (a)	34,040	35,040,000
County of Shelby Tennessee, GO, VRDN, Public
Improvement, School, Series B (Landesbank
Hessen-Thuringen SBPA), 0.20%, 10/07/11 (a)	55,970	55,970,000
Metropolitan Government of Nashville & Davidson
County Health & Educational Facilities Board,
Refunding RB, FLOATS, VRDN (Morgan Stanley
Bank Liquidity Facility) (a)(b)(c):
Series 3012, 0.17%, 10/07/11	5,305	5,305,000
Series 3013, 0.16%, 10/07/11	10,000	10,000,000
Metropolitan Government of Nashville & Davidson
County IDB, RB, VRDN, Nashville Symphony
Hall Project (Bank of America NA LOC),
0.23%, 10/07/11 (a)	12,273	12,273,000
Montgomery County Public Building Authority
Tennessee, RB, VRDN, Tennessee County Loan Pool
(Bank of America NA LOC), 0.36%, 10/07/11 (a)	1,235	1,235,000
Shelby County Health Educational & Housing
Facilities Board, Refunding RB, VRDN, Methodist
Le Bonheur (AGC Insurance, US Bank NA SBPA) (a):
Series A, 0.16%, 10/07/11	71,400	71,400,000
Series B, 0.15%, 10/07/11	25,000	25,000,000
		216,223,000
Texas — 12.8%
Brazos Harbor Industrial Development Corp., RB,
VRDN (a):
BASF Project, 0.30%, 10/07/11	25,000	25,000,000
BASF Project, 0.33%, 10/07/11	50,000	50,000,000
ConocoPhillips Co. Project, AMT,
0.15%, 10/07/11	10,500	10,500,000
City of Austin Texas, Refunding RB, VRDN (a):
0.13%, 10/07/11	9,000	9,000,000
Sub-Series 1 (AGM Insurance, JPMorgan Chase
Bank SBPA), 0.19%, 10/07/11	12,800	12,800,000
Sub-Series 2 (AGM Insurance, JPMorgan Chase
Bank SBPA), 0.19%, 10/07/11	15,435	15,435,000
Sub-Series 3 (AGM Insurance, JPMorgan Chase
Bank SBPA), 0.19%, 10/07/11	12,845	12,845,000
Sub-Series 4 (AGM Insurance, JPMorgan Chase
Bank SBPA), 0.16%, 10/07/11	13,300	13,300,000
City of Brownsville Texas, Deutsche Bank SPEARS/
LIFERS Trust, RB, SPEARS, VRDN, Series DBE-533
(Deutsche Bank AG LOC, Deutsche Bank AG SBPA),
0.18%, 10/07/11 (a)(b)	1,750	1,750,000
City of Midland Texas, GO, ROCS, VRDN,
Series II-R-810PB (PB Capital Corp. SBPA),
0.19%, 10/07/11 (a)(b)	10,630	10,630,000

See Notes to Financial Statements.

BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2011	21

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (continued)
County of Ford Bend Texas, GO, MSTR, VRDN,
Series SGB-46, Class A (Societe Generale SBPA),
0.65%, 10/07/11 (a)(b)	$4,500	$4,500,000
County of Harris Texas, Clipper Tax-Exempt Certificate
Trust, GO, VRDN, Series 2009-73 (State Street
Bank & Trust Co. SBPA), 0.19%, 10/07/11 (a)(b)(c)	10,000	10,000,000
County of Harris Texas, GO, VRDN, ROCS,
Series II-R10360 (Citibank NA SBPA),
0.16%, 10/07/11 (a)(b)(c)	7,175	7,175,000
County of Harris Texas, RB, VRDN, MSTR,
Series SGC31, Class A (Societe Generale LOC),
0.75%, 10/07/11 (a)	11,280	11,280,000
Cypress-Fairbanks ISD, GO, FLOATS, VRDN,
Series 86TP (Wells Fargo Bank NA SBPA),
0.15%, 10/07/11 (a)(c)	2,555	2,555,000
Dallas ISD, GO, Refunding (PSF-GTD Insurance),
5.25%, 2/15/12 (e)	4,110	4,182,415
Denton ISD Texas, GO, VRDN, Building, Series 2005-A
(Bank of America NA SBPA), 0.18%, 10/07/11 (a)	2,500	2,500,000
Dickinson Texas Independent School District, GO,
Schoolhouse, Series A (PSF-GTD Insurance),
0.50%, 2/01/12 (a)	2,100	2,100,000
Gulf Coast Waste Disposal Authority, RB, VRDN,
AMT (a):
Air Products Project, 0.13%, 10/07/11	2,200	2,200,000
American Acryl LP Project (Credit Industriel
et Commercial LOC), 0.31%, 10/07/11	19,000	19,000,000
Harris County Health Facilities Development Corp.,
RB, VRDN (a):
Baylor College of Medicine, Series B (JPMorgan
Chase Bank LOC), 0.13%, 10/03/11	5,840	5,840,000
Children’s Hospital, Series 2 (Bank of Nova
Scotia SBPA), 0.16%, 10/03/11	7,700	7,700,000
Children’s Hospital, Series 3 (Bank of Nova
Scotia SBPA), 0.16%, 10/03/11	44,855	44,855,000
St. Luke’s Episcopal Hospital, Series B (JPMorgan
Chase Bank, Northern Trust Co. and Bank of
America NA SBPA), 0.14%, 10/03/11	15,000	15,000,000
Katy ISD Texas, GO, VRDN, School Building
(PSF-GTD Insurance, Bank of America NA SBPA),
0.21%, 10/07/11 (a)	5,200	5,200,000
North Texas Municipal Water District, RB, ROCS,
VRDN, Series II-R-593PB (PB Capital Corp. SBPA),
0.19%, 10/07/11 (a)(b)	8,400	8,400,000
North Texas Tollway Authority, Refunding RB,
VRDN (a)(b):
Deutsche Bank SPEARS/LIFERS Trust, SPEARS,
Series DB-626 (AGC Insurance, Deutsche
Bank AG SBPA), 0.18%, 10/07/11	11,487	11,487,000
FLOATS, First Tier, Series A (Morgan Stanley Bank
LOC), 0.15%, 10/07/11	4,600	4,600,000
Port Arthur Navigation District Texas, RB, VRDN,
Air Products & Chemicals Project, AMT,
0.15%, 10/07/11 (a)	10,000	10,000,000
Port Freeport, RB, VRDN, BASF Corp. Project,
0.31%, 10/07/11	34,200	34,200,000
Port of Corpus Christi Authority of Nueces County,
Refunding RB, VRDN, Flint Hills Resource, Series A,
AMT, 0.18%, 10/07/11 (a)	22,650	22,650,000
Port of Port Arthur Navigation District, Refunding
RB, VRDN, Motiva Enterprises Project, AMT,
0.23%, 10/07/11 (a)	17,335	17,335,000
Sheldon ISD Texas, GO, PUTTERS, VRDN, Series 2009
(PSF-GTD Insurance, JPMorgan Chase Bank SBPA),
0.19%, 10/07/11 (a)(b)	5,160	5,160,000
Socorro ISD Texas, GO, ROCS, VRDN, Series
II-R-11540PB (PSF-GTD Insurance, PB Capital
Corp. SBPA), 0.19%, 10/07/11 (a)(b)(c)	12,630	12,630,000
State of Texas, GO, VRDN, 0.23%, 10/07/11 (a)	3,635	3,635,000
Tarrant County Cultural Education Facilities Finance
Corp., RB, VRDN (a):
(JPMorgan Chase Bank LOC), 0.12%, 10/07/11	4,500	4,500,000
(Northern Trust Co. LOC), 0.12%, 10/07/11	1,600	1,600,000
FLOATS, Series 2973 (Morgan Stanley Bank
Liquidity Facility), 0.16%, 10/07/11 (c)	36,000	36,000,000
FLOATS, Series 2974 (Morgan Stanley Bank
Liquidity Facility), 0.16%, 10/07/11 (c)	12,000	12,000,000
Texas Municipal Power Agency, Wells Fargo Stage
Trust, Refunding RB, FLOATS, VRDN, Series 12C
(Wells Fargo Bank NA Liquidity Facility),
0.17%, 10/07/11 (a)(b)(c)	3,380	3,380,000
Texas State University System, Wells Fargo
Stage Trust, RB, FLOATS, VRDN, Series 79C
(Wells Fargo Bank NA Liquidity Facility),
0.17%, 10/07/11 (a)(b)(c)	4,700	4,700,000
		497,624,415
Utah — 0.9%
City of Murray Utah, RB, VRDN, IHC Health Services
Inc., Series A, 0.13%, 10/03/11 (a)	28,000	28,000,000
State of Utah, GO, FLOATS, VRDN, Series 2987
(Morgan Stanley Bank Liquidity Facility),
0.16%, 10/07/11 (a)(b)(c)	6,000	6,000,000
		34,000,000
Virginia — 3.1%
Arlington County IDA, RB, VRDN, Woodbury
Park Project, Series A (Freddie Mac),
0.16%, 10/07/11 (a)	2,000	2,000,000
County of Henrico Virginia, RB, ROCS, VRDN,
Series II-R-753PB (PB Capital Corp. SBPA),
0.19%, 10/07/11 (a)(b)	4,655	4,655,000
Fairfax County IDA, RB, VRDN (a):
HealthCare, Inova Health, 0.28%, 4/27/12	3,000	3,000,000
Inova Health System Project, Series A-2
(JPMorgan Chase Bank SBPA), 0.13%, 10/03/11	21,745	21,745,000
Inova Health System Project, Series C-1,
0.13%, 10/03/11	3,050	3,050,000
Montgomery County IDA Virginia, Refunding RB, VRDN,
Virginia Tech Foundation (Bank of America NA LOC),
0.20%, 10/03/11 (a)	7,180	7,180,000
Roanoke Economic Development Authority, RB, VRDN,
Carillion Health System, Series A-1 (AGM Insurance,
Wells Fargo Bank NA SBPA),
0.15%, 10/03/11 (a)	29,500	29,500,000
Virginia College Building Authority, RB, VRDN (a):
Series B, 21st Century College (Wells Fargo
Bank NA SBPA), 0.15%, 10/03/11	8,500	8,500,000
Series C, 21st Century College (Wells Fargo
Bank NA SBPA), 0.15%, 10/03/11	7,910	7,910,000
University of Richmond Project, 0.15%, 10/03/11	10,155	10,155,000

See Notes to Financial Statements.

22	BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2011

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia (concluded)
Virginia College Building Authority, Refunding RB,
VRDN, Barclays Capital Municipal Trust Receipts,
FLOATS, Series 4B (Barclays Bank PLC Liquidity
Facility), 0.21%, 10/07/11 (a)(b)(c)	$1,335	$1,335,000
Virginia Commonwealth Transportation Board, Clipper
Tax-Exempt Certificate Trust, Series 2009-38
(State Street Bank & Trust Co. SBPA),
0.16%, 10/07/11 (a)(b)(c)	12,160	12,160,000
Virginia HDA, RB, MERLOTS, VRDN, AMT (Wells Fargo
Bank NA SBPA) (a):
Series B19, 0.22%, 10/07/11	3,000	3,000,000
Series C42, 0.22%, 10/07/11	2,880	2,880,000
Virginia Resources Authority, Refunding RB, FLOATS,
VRDN, Series 1860 (Wells Fargo Bank NA SBPA),
0.15%, 10/07/11 (a)(b)	4,715	4,715,000
Winchester IDA Virginia, Refunding RB, VRDN,
Westminster-Canterbury, Series B (Branch Banking
& Trust LOC), 0.15%, 10/07/11 (a)	490	490,000
		122,275,000
Washington — 4.2%
City of Seattle Washington, RB, FLOATS, VRDN,
Series 2170 (AGM Insurance, Wells Fargo Bank NA
SBPA), 0.15%, 10/07/11 (a)(b)	2,530	2,530,000
County of King Washington, RB, Sewer,
0.25%, 10/03/11 (a)	72,630	72,630,000
County of King Washington, Wells Fargo Stage
Trust, Refunding RB, FLOATS, VRDN, Series 2C
(Wells Fargo Bank NA Liquidity Facility),
0.17%, 10/07/11 (a)(b)(c)	13,990	13,990,000
State of Washington, GO, ROCS, VRDN,
Series II-R-11308 (Citibank NA SBPA),
0.16%, 10/07/11 (a)(b)(c)	2,940	2,940,000
Tulalip Washington Tribes of the Tulalip Reservation,
RB, VRDN, Capital Projects (Wells Fargo Bank NA
LOC), 0.16%, 10/07/11 (a)	13,000	13,000,000
Washington Health Care Facilities Authority, VRDN (a):
0.16%, 10/03/11	5,750	5,750,000
0.15%, 10/07/11	5,475	5,475,000
Washington State Housing Finance Commission, RB,
VRDN, AMT, Series A (Freddie Mac Insurance,
Freddie Mac Liquidity Facility) (a):
Heatherwood, 0.23%, 10/07/11	10,625	10,625,000
Mill Pointe, 0.23%, 10/07/11	9,225	9,225,000
Springfield, 0.23%, 10/07/11	11,050	11,050,000
Washington State University, RB, ROCS, VRDN,
Series II-R-595PB (PB Capital Corp. SBPA),
0.19%, 10/07/11 (a)(b)	16,080	16,080,000
		163,295,000
West Virginia — 0.3%
West Virginia EDA, RB, VRDN, Appalachian Power Co.,
Series A (Sumitomo Mitsui Banking LOC),
0.15%, 10/07/11 (a)	5,800	5,800,000
West Virginia EDA, Refunding RB, VRDN, Appalachian
Power Co., Series B, AMT (Mizuho Corporate Bank
LOC), 0.18%, 10/07/11 (a)	4,300	4,300,000
		10,100,000
Wisconsin — 4.6%
Oconomowoc Area School District, RB, TRAN (d):
1.25%, 1/25/12	5,470	5,485,152
1.50%, 8/27/12	4,475	4,516,975
State of Wisconsin, ECN, TECP:
0.28%, 10/03/11	23,000	23,000,000
GO, 0.23%, 10/17/11	11,500	11,500,000
GO, 0.25%, 10/20/11	27,000	27,000,000
GO, 0.20%, 11/15/11	10,000	10,000,000
GO, 0.23%, 12/06/11	47,248	47,248,000
GO, 0.22%, 12/20/11	10,220	10,220,000
State of Wisconsin, ECN, Petroleum Inspection
Fee, TECP:
0.23%, 12/08/11	15,000	15,000,000
0.17%, 10/17/11	6,575	6,575,000
Village of Kohler Wisconsin, RB, VRDN, Kohler Co.
Project, AMT (Wachovia Bank NA LOC),
0.26%, 10/07/11 (a)	4,000	4,000,000
Wisconsin Health and Educational Facilities, TECP,
0.22%, 12/05/11	15,000	15,000,000
		179,545,127
Wyoming — 0.3%
County of Lincoln Wyoming, RB, VRDN, PacifiCorp
Project (Wells Fargo Bank NA LOC),
0.15%, 10/07/11 (a)	11,250	11,250,000
Total Investments (Cost — $3,890,562,609*) — 100.0%		3,890,562,609
Other Assets Less Liabilities — 0.0%		1,437,837
Net Assets — 100.0%		$3,892,000,446

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration to qualified institutional investors.
(d)	When-issued security. Unsettled when-issued transactions were as follows:
Counterparty	Value	Unrealized Appreciation (Depreciation)
Pershing LLC	$ 12,227,465	—
Roosevelt & Cross, Inc.	$ 13,122,070	—

(e)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

See Notes to Financial Statements.

BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2011	23

Schedule of Investments (concluded)	Master Tax-Exempt LLC

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial statement purposes as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master LLC’s perceived risk of investing in those securities. For information about the Master LLC’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Master LLC’s investments:

Valuation Inputs	Level 1	Level 2[1]	Level 3	Total

Assets:
Investments:
Municipal Bonds[1]	—	$3,890,562,609	—	$3,890,562,609
[1]	See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

24	BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2011

Statement of Assets and Liabilities

September 30, 2011 (Unaudited)	Master Tax-Exempt LLC

Assets

Investments at value — unaffiliated
(cost — $3,890,562,609)	$3,890,562,609
Cash	209,507
Contributions receivable from investors	13,455,512
Investments sold receivable	10,931,371
Interest receivable	2,770,003
Prepaid expenses	76,088
Total assets	3,918,005,090

Liabilities

Investments purchased payable	25,349,535
Investment advisory fees payable	400,167
Other affiliates payable	23,760
Directors' fees payable	3,936
Other accrued expenses payable	227,246
Total liabilities	26,004,644
Net Assets	$3,892,000,446

Net Assets Consist of

Investors’ capital	$3,892,000,446

Statement of Operations

Six Months Ended September 30, 2011 (Unaudited)	Master Tax-Exempt LLC

Investment Income
Income	$5,600,636

Expenses
Investment advisory	3,002,781
Accounting services	132,520
Custodian	56,319
Directors	45,719
Professional	25,163
Printing	18,104
Miscellaneous	47,755
Total expenses	3,328,361
Less fees waived by advisor	(428,071)
Total expenses after fees waived	2,900,290
Net investment income	2,700,346

Realized Gain
Realized gain from investments	74,483
Net Increase in Net Assets Resulting from Operations	$2,774,829

See Notes to Financial Statements.

BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2011	25

Statements of Changes in Net Assets	Master Tax-Exempt LLC

Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011

Operations
Net investment income	$2,700,346	$12,898,447
Net realized gain	74,483	337,364
Net increase in net assets resulting from operations	2,774,829	13,235,811

Capital Transactions
Proceeds from contributions	12,204,352,039	30,752,663,325
Value of withdrawals	(12,698,456,488)	(32,878,089,942)
Net decrease in net assets derived from capital transactions	(494,104,449)	(2,125,426,617)

Net Assets
Total decrease in net assets	(491,329,620)	(2,112,190,806)
Beginning of period	4,383,330,066	6,495,520,872
End of period	$3,892,000,446	$4,383,330,066

Financial Highlights	Master Tax-Exempt LLC

	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31,
		2011	2010	2009	2008	2007
Total Investment Return
Total investment return	0.07%[1]	0.25%	0.42%	1.68%	3.34%	3.45%

Ratios to Average Net Assets
Total expenses	0.16%[2]	0.16%	0.15%	0.15%	0.15%	0.15%
Total expenses after fees waived	0.14%[2]	0.16%	0.15%	0.15%	0.15%	0.15%
Net investment income	0.13%[2]	0.26%	0.43%	1.67%	3.28%	3.44%

Supplemental Data
Net assets, end of period (000)	$3,892,000	$4,383,330	$6,495,521	$11,363,478	$12,113,046	$10,143,538

[1]	Aggregate total investment return.
[2]	Annualized.

See Notes to Financial Statements.

26	BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2011

Notes to Financial Statements (Unaudited)	Master Tax-Exempt LLC

1. Organization and Significant Accounting Policies:

Master Tax-Exempt LLC (the “Master LLC”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests in the Master LLC, subject to certain limitations. The Master LLC’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosure in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Master LLC:

Valuation: US GAAP defines fair value as the price the Master LLC would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master LLC’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and thereafter, a constant proportionate accretion and amortization of any discounts and premiums are recorded until the maturity of the security.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Income Taxes: The Master LLC is classified as a partnership for federal income tax purposes. As such, each investor in the Master LLC is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master LLC. Therefore, no federal income tax provision is required. It is intended that the Master LLC’s assets will be managed so an investor in the Master LLC can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master LLC files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master LLC’s US federal tax returns remains open for each of the four years ended March 31, 2011. The statutes of limitations on the Master LLC’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Master LLC’s financial statements and disclosures.

Other: Expenses directly related to the Master LLC are charged to the Master LLC. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Master LLC has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but Barclays is not.

The Master LLC entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Master LLC’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master LLC. For such services, the Master LLC pays the Manager a monthly fee based on a percentage of the Master LLC’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $500 million	0.250%
$500 million – $1 billion	0.175%
Greater than $1 billion	0.125%

BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2011	27

Notes to Financial Statements (concluded)	Master Tax-Exempt LLC

The Manager voluntarily agreed to waive a portion of the advisory fees and/or reimburse operating expenses to enable the feeders that invest in the Master LLC to maintain minimum levels of net investment income. These amounts are reported in the Statement of Operations as fees waived by advisor.

The Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Master LLC to the Manager.

For the six months ended September 30, 2011, the Master LLC reimbursed the Manager $20,075 for certain accounting services, which is included in accounting services in the Statement of Operations.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

3. Market and Credit Risk:

In the normal course of business, the Master LLC invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Master LLC may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master LLC; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Master LLC may be exposed to counterparty credit risk, or the risk that an entity with which the Master LLC has unsettled or open transactions may fail to or be unable to perform on its commitments. The Master LLC manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master LLC to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master LLC’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Master LLC’s Statement of Assets and Liabilities, less any collateral held by the Master LLC.

4. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master LLC through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

28	BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2011

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Directors of Master Tax-Exempt LLC (the “Master LLC”) met on April 5, 2011 and May 17–18, 2011 to consider the approval of the Master LLC’s investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor. The Board of Directors of the Master LLC also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock Investment Management, LLC (the “Sub-Advisor”), with respect to the Master LLC. BBIF Tax-Exempt Fund (the “Fund”) is a “feeder fund” that invests all of its investable assets in the Master LLC. Accordingly, the Board of Trustees of the Fund also considered the approval of the Advisory Agreement and the Sub-Advisory Agreement with respect to the Master LLC. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.” For simplicity, the Board of Directors of the Master LLC and the Board of Trustees of the Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members.”

Activities and Composition of the Board

The Board consists of thirteen individuals, eleven of whom are not “interested persons” of the Master LLC or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master LLC or Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member) and is chaired by Independent Board Members.

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Master LLC and the Fund by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance program and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Master LLC, the Fund and their shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master LLC and/or the Fund for services, such as transfer agency, marketing and distribution, call center and fund accounting; (c) the Master LLC’s and/or the Fund’s operating expenses and how BlackRock allocates expenses to the Master LLC and the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master LLC’s and the Fund’s investment objective, policies and restrictions; (e) the Master LLC’s and the Fund’s compliance with its respective Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master LLC’s and/or the Fund’s valuation and liquidity procedures; (k) an analysis of contractual and actual management fees for products with similar investment objectives across the open-end fund, exchange traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 5, 2011 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in a process with BlackRock to review periodically the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses of the Master LLC and the Fund, as applicable, and the investment performance of the Fund as compared with a peer group of funds as determined by Lipper (collectively, “Peers”); (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholder; (c) a general analysis provided by BlackRock concerning investment management fees (a combination of the advisory fee and the administration fee, if any) charged to other

BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2011	29

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by the Master LLC and/or the Fund to BlackRock; (f) sales and redemption data regarding the Fund’s shares; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At an in-person meeting held on April 5, 2011, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 5, 2011 meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May 17–18, 2011 Board meeting.

At an in-person meeting held on May 17–18, 2011, the Board of the Master LLC, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Master LLC, each for a one-year term ending June 30, 2012. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreements and found the Agreements to be satisfactory. In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master LLC, the Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master LLC and the Fund; (d) economies of scale; (e) fall out benefits to BlackRock as a result of its relationship with the Master LLC and the Fund; and (f) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of portfolio holdings of the Master LLC, direct and indirect benefits to BlackRock and its affiliates and significant shareholder from their relationship with the Master LLC and the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. Throughout the year, the Board compared the Fund’s performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Master LLC’s portfolio management team discussing the Master LLC’s performance and the Master LLC’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Master LLC’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master LLC’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Master LLC and the Fund. BlackRock and its affiliates provide the Master LLC and the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Master LLC and the Fund by third parties) and officers and other personnel as are necessary for the operations of the Master LLC and the Fund. In addition to investment advisory services, BlackRock and its affiliates provide the Master LLC and the Fund with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Master LLC and the Fund, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master LLC, the Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master LLC and the Fund, as applicable. The Board noted that the Master LLC’s investment results correspond directly to the investment results of the

30	BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2011

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Fund. In preparation for the April 5, 2011 meeting, the Board worked with BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of the Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to funds in the Fund’s applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board and the Board’s Performance Oversight and Contract Committee regularly review and meet with the management of the Master LLC to discuss the performance of the Master LLC and the Fund, as applicable, throughout the year.

The Board noted that, in general, the Fund performed better than its Peers in that the Fund’s performance was at or above the median of its Lipper Performance Universe in each of the one-, three- and five-year periods reported.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master LLC and the Fund: The Board, including the Independent Board Members, reviewed the Master LLC’s/Fund’s contractual management fee ratio compared with the other funds in the Fund’s Lipper category. It also compared the Fund’s total expense ratio, as well as the Master LLC’s/Fund’s actual management fee ratio, to those of other funds in the Fund’s Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Master LLC and the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master LLC and the Fund. The Board reviewed BlackRock’s profitability with respect to the Master LLC and the Fund, as applicable, and other funds the Board currently oversees for the year ended December 31, 2010 compared to available aggregate profitability data provided for the years ended December 31, 2009 and December 31, 2008. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. That data indicates that operating margins for BlackRock, in general and with respect to its registered funds, are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. That third party data indicates that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Board considered the cost of the services provided to the Master LLC and the Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master LLC and the Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Master LLC and the Fund. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

The Board noted that the Master LLC’s/Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was above the median contractual management fee ratio paid by the Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that the Fund’s actual total expense ratio, after giving effect to any expense reimbursements or fee waivers by BlackRock and/or other parties, if applicable, was lower than or equal to the median actual total expense ratio paid by the Fund’s Peers, after giving effect to any expense reimbursements or fee waivers. The Board also noted that the Master LLC has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Master LLC increases above certain contractually specified levels.

The Board further noted that BlackRock, in its capacity as the Fund’s administrator (the “Administrator”), and the Fund’s distributor had entered into a contractual arrangement with the Fund whereby the Administrator and the distributor agreed to waive all or a portion of their respective fees and/or reimburse direct expenses of the Fund to ensure that the operating expense ratio for certain classes of shares did not exceed specified amounts. The Board additionally noted that BlackRock

BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2011	31

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (concluded)

and the Fund’s distributor have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Master LLC and the Fund to maintain minimum levels of daily net investment income. The waiver and/or reimbursement may be discontinued at any time without notice.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master LLC and the Fund increase. The Board also considered the extent to which the Master LLC and the Fund benefit from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Master LLC and the Fund to participate in these economies of scale, for example through the use of revised breakpoints in the advisory fee based upon the asset level of the Master LLC.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholder may derive from their respective relationships with the Master LLC and the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master LLC and the Fund, including for administrative, transfer agency, distribution and securities lending services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that BlackRock’s funds may invest in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders of the Fund are able to redeem their Fund shares if they believe that the Fund’s and/or the Master LLC’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board of the Master LLC, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC for a one-year term ending June 30, 2012 and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Master LLC for a one-year term ending June 30, 2012. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Master LLC, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Master LLC and its shareholders. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreements and found the Agreements to be satisfactory. In arriving at its decision to approve the Agreements, the Board of the Master LLC did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master LLC reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

32	BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2011

Officers and Directors

Ronald W. Forbes, Co-Chairman of the Board and Director
Rodney D. Johnson, Co-Chairman of the Board and Director
Paul L. Audet, Director
David O. Beim, Director
Henry Gabbay, Director
Dr. Matina S. Horner, Director
Herbert I. London, Director
Cynthia A. Montgomery, Director
Joseph P. Platt, Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Director
Frederick W. Winter, Director
John M. Perlowski, President and Chief Executive Officer
Richard Hoerner, CFA, Vice President
Brendan Kyne, Vice President
Simon Mendelson, Vice President
Christopher Stavrakos, CFA, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer
and Anti-Money Laundering Officer
Ira P. Shapiro, Secretary

Investment Advisor and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC
Princeton, NJ 08540

Custodian
State Street Bank and Trust Company
Boston, MA 02111

Transfer Agent
Financial Data Services, Inc.
Jacksonville, FL 32246

Accounting Agent
State Street Bank and Trust Company
Boston, MA 02116

Distributor
BlackRock Investments, LLC
New York, NY 10022

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

Effective September 22, 2011, Richard S. Davis resigned as Director of the Fund and Master LLC, and Paul L. Audet became Director of the Fund and Master LLC.

BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2011	33

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Transfer Agent at (800) 221-7210.

Availability of Quarterly Schedule of Investments

The Fund/Master LLC file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master LLC’s Forms N-Q are available on the SEC’s web-site at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Master LLC’s Forms N-Q may also be obtained upon request and without charge by calling (800) 626-1960.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master LLC use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 626-1960; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master LLC voted proxies relating to securities held in the Fund’s/Master LLC’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 626-1960 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

34	BBIF TAX-EXEMPT FUND	SEPTEMBER 30, 2011

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Total return information assumes reinvestment of all distributions. Past performance results shown in this report should not be considered a representation of future performance. For current month-end performance information, call (800) 626-1960. The Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

#BBIFTE-9/11-SAR

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrants’ Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a) – The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 – Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

By:	/s/ John M. Perlowski John M. Perlowski Chief Executive Officer (principal executive officer) of BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date: November 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski John M. Perlowski Chief Executive Officer (principal executive officer) of BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date: November 30, 2011

By:	/s/ Neal J. Andrews Neal J. Andrews Chief Financial Officer (principal financial officer) of BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date: November 30, 2011